Shareholder Report	6 Months Ended
Apr. 30, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Capital Group U.S. Equity Fund
Entity Central Index Key	0001785360
Entity Investment Company Type	N-1A
Document Period End Date	Apr. 30, 2026
Capital Group U.S. Equity Fund
Shareholder Report [Line Items]
Fund Name	Capital Group U.S. Equity Fund
Class Name	Capital Group U.S. Equity Fund
Trading Symbol	CUSEX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Capital Group U.S. Equity Fund (the "fund") for the period from November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/PCS-literature. You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/PCS-literature
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
CUSEX	$ 22	0.43% *
*Annualized.

Expenses Paid, Amount	$ 22
Expense Ratio, Percent	0.43% [1]
Net Assets	$ 411,645,000
Holdings Count | Holding	94
Investment Company, Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in thousands)	$ 411,645
Total number of portfolio holdings	94
Portfolio turnover rate	12%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)

[1]	Annualized.